Employees and remuneration of key management personnel (Tables)	12 Months Ended
Dec. 31, 2023
Employees and remuneration of key management personnel
Schedule of average number of employees by individual geographical segment

	2023 '000	2022 '000	2021 '000
North America	5	5	6
EMEA & LatAm	12	10	12
APAC	7	6	5
Total[1]	24	21	23
1	The increase in average number of employees is mainly due to the build-up of sales force in India after the termination of the Consignment Selling Agreement (CSA) with Unilever, employees of the acquired manufacturing site in Brazil, and the recruitment for Haleon standalone support function after the demerger. The increase was partially offset by the impact of the productivity programme.

Schedule of Group's total employment costs

	2023 £m	2022 £m	2021 £m
Wages and salaries	1,723	1,534	1,287
Social security costs	176	163	147
Pensions and other post-employment costs (Note 20)	54	52	30
Share-based incentive plans (Note 26)	88	78	59
Severance costs from integration and restructuring activities	108	8	95
Total	2,149	1,835	1,618

Schedule of remuneration of key management personnel

	2023 £m	2022 £m	2021 £m
Wages and salaries	19	18	12
Social security costs	2	1	1
Pensions and other post-employment costs	1	1	2
Share-based incentive plans	15	9	7
Non-executive directors fees	2	–	–
Total	39	29	22